Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Outstanding Consolidated Mortgage Notes Payable
A summary of the Operating Partnership's outstanding consolidated debt as of December 31, 2011 and December 31, 2010 was as follows (dollars in thousands):

	Stated Fixed Interest Rate	Effective Interest Rate	Principal Balance
			December 31, 2011	December 31, 2010	Maturity Date
Mortgage Notes Payable
Ardentech Court (1)	7.25%	5.06%	$—	$4,237	July 1, 2012
Center for Life Science | Boston	7.75%	7.75%	342,149	345,577	June 30, 2014
500 Kendall Street (Kendall D)	6.38%	5.45%	62,261	64,230	December 1, 2018
6828 Nancy Ridge Drive	7.15%	5.38%	6,373	6,488	September 1, 2012
Road to the Cure (1)	6.70%	5.78%	—	14,696	January 31, 2014
10255 Science Center Drive (1)	7.65%	5.04%	—	10,800	July 1, 2011
Shady Grove Road	5.97%	5.97%	146,581	147,000	September 1, 2016
Sidney Street	7.23%	5.11%	26,400	27,395	June 1, 2012
Sorrento West (1)	7.42%	2.72%	—	13,247	November 10, 2011
9865 Towne Centre Drive (1)	7.95%	7.95%	—	17,636	June 30, 2013
900 Uniqema Boulevard	8.61%	5.61%	814	1,011	May 1, 2015
			584,578	652,317
Unamortized premiums			3,266	5,605
Mortgage notes payable, net			587,844	657,922
Notes due 2026			—	19,800	October 1, 2026
Unamortized discount			—	(278)
Notes due 2026, net (2)			—	19,522
Notes due 2030	3.75%	3.75%	180,000	180,000	January 15, 2030
Exchangeable senior notes, net			180,000	199,522
Notes due 2016	3.85%	3.99%	400,000	—	April 15, 2016
Unamortized discount (3)			(2,190)	—
Notes due 2016, net			397,810	—
Notes due 2020	6.13%	6.27%	250,000	250,000	April 15, 2020
Unamortized discount (4)			(2,229)	(2,429)
Notes due 2020, net			247,771	247,571
Unsecured senior notes, net			645,581	247,571
Unsecured line of credit (5)	1.83%	1.83%	268,000	392,450	July 13, 2015
Total consolidated debt			$1,681,425	$1,497,465
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(1)
During the year ended December 31, 2011, the Operating Partnership voluntarily prepaid in full the outstanding mortgage notes totaling approximately $60.2 million pertaining to the Ardentech Court, Road to the Cure, 10255 Science Center Drive, Sorrento West and 9865 Towne Centre Drive properties, prior to their respective maturity dates.

(2)	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of its Exchangeable Senior Notes due 2026 (the "Notes due 2026").

(3)	The unamortized debt discount will be amortized through April 15, 2016, the maturity date of the Notes due 2016.

(4)	The unamortized debt discount will be amortized through April 15, 2020, the maturity date of the Notes due 2020.

(5)
At December 31, 2011, the Operating Partnership had additional borrowing capacity under the unsecured line of credit of up to approximately $481.1 million (net of outstanding letters of credit issued by the Operating Partnership and drawable on the unsecured line of credit of approximately $910,000).

Principal Payments Due For Operating Partnership's Consolidated Indebtedness
As of December 31, 2011, principal payments due for the Operating Partnership's consolidated indebtedness (excluding debt premiums and discounts) were as follows (in thousands):

2012	$40,479
2013	8,291
2014	339,020
2015	274,253
2016	543,426
Thereafter(1)	477,109
$1,682,578
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(1)	Includes $180.0 million in principal payments of the Notes due 2030 based on a contractual maturity date of January 15, 2030.